CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Non-advertising, amortization of deferred revenues from CRIC	$ 11,959,000	$ 18,745,000	$ 18,745,000
Change in Unrealized gain, tax	0	0	0
Reclassification adjustment for net gain included in net income, tax	$ 0	$ 0	$ 0